Note 10 - Credit facilitates: Schedule of banking facilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
United Overseas Bank Limited
Line of Credit Facility, Frequency of Payment and Payment Terms	Varies from 36 monthly instalment, 72 monthly instalments, and 168 monthly instalments from the first date of first disbursement
Line of Credit Facility, Interest Rate Description	Effective on September 20, 2022, the repriced interest rate changes to1st year and 2nd year fixed at 1.20% over the applicable 3-month compounded Singapore Overnight Rate Average (“SORA”); 3rd year and thereafter 2.00% over the applicable 3-month compounded SORA
Line of Credit Facility, Collateral	Guaranteed by Mr. Wanjun Yao, the major shareholder, Mrs. Liling Du, director, Mr. Demin Han, director, and the properties of Tung Resources
Long-Term Line of Credit	$ 0	$ 762,025
DBS Bank, Ltd.
Line of Credit Facility, Frequency of Payment and Payment Terms	300 monthly instalments from the date of first disbursement
Line of Credit Facility, Interest Rate Description	Effective on June 6, 2022, the repriced interest rate changes to 1st year and 2nd year fixed rate at 2.58%; SORA in-advance plus 3.00% (Margin)
Line of Credit Facility, Collateral	Guaranteed by Mr. Wanjun Yao, the major shareholder, Mrs. Liling Du, director, Mr. Demin Han, director, and the properties of Tung Resources
Long-Term Line of Credit	$ 1,241,762	1,329,526
Standard Chartered Bank
Line of Credit Facility, Frequency of Payment and Payment Terms	180 months from the date of first disbursement
Line of Credit Facility, Interest Rate Description	1st year and 2nd year fixed at 0.38% above fixed deposit rate, thereafter fixed at 1.78% above fixed deposit rate (the current 36-month fixed deposit rate for a 36-month Singapore dollar time deposit is 1.02% per annum)
Line of Credit Facility, Collateral	Guaranteed by Mr. Wanjun Yao, major shareholder, Mr. Jinan Tang, senior manager, and the properties of Tungray Singapore
Long-Term Line of Credit	$ 0	0
Long-Term Line of Credit	1,241,762	2,091,551
Current portion of banking facilities	(80,588)	(140,162)
Banking facilities	$ 1,161,174	$ 1,951,389